Financial Assets - Summary of Financial Information for Group's Investment in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates and joint ventures [line items]
Non-current assets	€ 27,020	€ 25,662
Current assets	10,290	9,511
Non-current liabilities	(13,450)	(12,540)
Current liabilities	(6,380)	(6,079)
Associates and joint ventures [member]
Disclosure of associates and joint ventures [line items]
Non-current assets	932	1,486
Current assets	665	688
Non-current liabilities	(255)	(446)
Current liabilities	(677)	(626)
Net assets	665	1,102
Associates [member]
Disclosure of associates and joint ventures [line items]
Non-current assets	686	775
Current assets	389	468
Non-current liabilities	(91)	(115)
Current liabilities	(423)	(486)
Net assets	561	642
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Non-current assets	246	711
Current assets	276	220
Non-current liabilities	(164)	(331)
Current liabilities	(254)	(140)
Net assets	€ 104	€ 460